Employee deferred compensation (Details 3) (CHF)	6 Months Ended
Jun. 30, 2013 year
Performance shares | Performance share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)	1
Vesting period (in years)	3
Total awards granted	26,200,000
Number of share awards
Balance at beginning of period (in shares)	22,900,000
Granted (in shares)	26,200,000
Settled (in shares)	(7,400,000)
Forfeited (in shares)	(600,000)
Balance at end of period (in shares)	41,100,000
of which vested (in shares)	1,400,000
of which unvested (in shares)	39,700,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Granted (in CHF per share)	26.44
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Stock compensation plan | Share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)	1
Vesting period (in years)	3
Total awards granted	38,900,000
Number of share awards
Balance at beginning of period (in shares)	55,100,000
Granted (in shares)	38,900,000
Settled (in shares)	(17,700,000)
Forfeited (in shares)	(1,400,000)
Balance at end of period (in shares)	74,900,000
of which vested (in shares)	4,100,000
of which unvested (in shares)	70,800,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Granted (in CHF per share)	26.40
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	9,400,000
Granted (in shares)	0
Settled (in shares)	(4,700,000)
Forfeited (in shares)	(100,000)
Balance at end of period (in shares)	4,600,000
of which vested (in shares)	1,100,000
of which unvested (in shares)	3,500,000
Stock compensation plan | Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)	3,600,000
Granted (in shares)	0
Settled (in shares)	(1,700,000)
Forfeited (in shares)	(200,000)
Balance at end of period (in shares)	1,700,000
of which vested (in shares)	100,000
of which unvested (in shares)	1,600,000
Stock compensation plan | ISU leverage unit
Share-based compensation disclosures
Number of Group shares at settlement for each Incentive Share Unit (in shares)	0
Stock compensation plan | Adjustable Performance Plan share awards
Number of share awards
Balance at beginning of period (in shares)	29,700,000
Granted (in shares)	1,100,000
Settled (in shares)	(16,500,000)
Forfeited (in shares)	(200,000)
Balance at end of period (in shares)	14,100,000
of which vested (in shares)	700,000
of which unvested (in shares)	13,400,000